Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenue From Contract With Customers [Line Items]
Revenues from contracts with customers		¥ 306,525	¥ 321,665	¥ 1,000,124	¥ 916,776
Other revenues	[1]	323,503	304,914	994,720	951,337
Total revenues		¥ 630,028	¥ 626,579	¥ 1,994,844	¥ 1,868,113

[1]	Other revenues are not considered to be within the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.